Income tax and deferred taxes - Reconciliation of Changes in Deferred Tax Liabilities (Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	$ (140,815)	$ (92,452)
Deferred tax expense (income) recognised in profit or loss	6,845	(101,614)
Deferred tax relating to items credited (charged) directly to equity	(1,240)	53,251
Total change in deferred taxes	5,605	(48,363)
Deferred tax liability (asset) at end of period	(135,210)	(140,815)
Unrealized profit
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	157,503	321,340
Deferred tax expense (income) recognised in profit or loss	32,211	(163,837)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	32,211	(163,837)
Deferred tax liability (asset) at end of period	189,714	157,503
Property, plant and equipment and capitalized interest
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(314,309)	(288,116)
Deferred tax expense (income) recognised in profit or loss	(66,150)	(26,193)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(66,150)	(26,193)
Deferred tax liability (asset) at end of period	(380,459)	(314,309)
Restoration and rehabilitation provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	5,220
Deferred tax expense (income) recognised in profit or loss	6,817
Deferred tax relating to items credited (charged) directly to equity	0
Total change in deferred taxes	6,817
Deferred tax liability (asset) at end of period	12,037	5,220
Restoration and rehabilitation provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	5,220	6,336
Deferred tax expense (income) recognised in profit or loss		(1,116)
Deferred tax relating to items credited (charged) directly to equity		0
Total change in deferred taxes		(1,116)
Deferred tax liability (asset) at end of period		5,220
Manufacturing expenses
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(154,906)	(159,879)
Deferred tax expense (income) recognised in profit or loss	31,095	4,973
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	31,095	4,973
Deferred tax liability (asset) at end of period	(123,811)	(154,906)
Employee benefits and unemployment insurance
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(8,736)	(9,438)
Deferred tax expense (income) recognised in profit or loss	(1,177)	1,567
Deferred tax relating to items credited (charged) directly to equity	454	(865)
Total change in deferred taxes	(723)	702
Deferred tax liability (asset) at end of period	(9,459)	(8,736)
Vacation accrual
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	9,001	9,373
Deferred tax expense (income) recognised in profit or loss	1,276	(372)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	1,276	(372)
Deferred tax liability (asset) at end of period	10,277	9,001
Inventory provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	16,353	34,718
Deferred tax expense (income) recognised in profit or loss	8,817	(18,365)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	8,817	(18,365)
Deferred tax liability (asset) at end of period	25,170	16,353
Materials provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	20,293	14,405
Deferred tax expense (income) recognised in profit or loss	(4,066)	5,888
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(4,066)	5,888
Deferred tax liability (asset) at end of period	16,227	20,293
Derivative financial instruments
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	0	0
Deferred tax expense (income) recognised in profit or loss	(865)	3,049
Deferred tax relating to items credited (charged) directly to equity	865	(3,049)
Total change in deferred taxes	0	0
Deferred tax liability (asset) at end of period	0	0
Others employee benefits
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	10,291	6,561
Deferred tax expense (income) recognised in profit or loss	224	3,730
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	224	3,730
Deferred tax liability (asset) at end of period	10,515	10,291
Research and development expenses
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(17,239)	(16,046)
Deferred tax expense (income) recognised in profit or loss	(147)	(1,193)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(147)	(1,193)
Deferred tax liability (asset) at end of period	(17,386)	(17,239)
Bad debt provision
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(203)	1,957
Deferred tax expense (income) recognised in profit or loss	544	(2,160)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	544	(2,160)
Deferred tax liability (asset) at end of period	341	(203)
Provision for legal complaints and expenses
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	2,788	2,932
Deferred tax expense (income) recognised in profit or loss	1,664	(144)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	1,664	(144)
Deferred tax liability (asset) at end of period	4,452	2,788
Loan approval expenses
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(17,604)	(12,735)
Deferred tax expense (income) recognised in profit or loss	639	(4,869)
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	639	(4,869)
Deferred tax liability (asset) at end of period	(16,965)	(17,604)
Financial instruments recorded at market value
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	3,277	(52,016)
Deferred tax expense (income) recognised in profit or loss	0	0
Deferred tax relating to items credited (charged) directly to equity	(2,629)	55,293
Total change in deferred taxes	(2,629)	55,293
Deferred tax liability (asset) at end of period	648	3,277
Specific tax on mining activity
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	(1,398)	(3,303)
Deferred tax expense (income) recognised in profit or loss	10,552	1,900
Deferred tax relating to items credited (charged) directly to equity	53	5
Total change in deferred taxes	10,605	1,905
Deferred tax liability (asset) at end of period	9,207	(1,398)
Specific tax on lithium mining activity
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	4,049	0
Deferred tax expense (income) recognised in profit or loss	2,251	4,049
Deferred tax relating to items credited (charged) directly to equity	12	0
Total change in deferred taxes	2,263	4,049
Deferred tax liability (asset) at end of period	6,312	4,049
Tax loss benefit
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	129,123	74,347
Deferred tax expense (income) recognised in profit or loss	2,499	54,776
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	2,499	54,776
Deferred tax liability (asset) at end of period	131,622	129,123
Other
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	15,422	(22,963)
Deferred tax expense (income) recognised in profit or loss	(19,592)	38,385
Deferred tax relating to items credited (charged) directly to equity	0	0
Total change in deferred taxes	(19,592)	38,385
Deferred tax liability (asset) at end of period	(4,170)	15,422
Foreign items (other)
Disclosure Of Income Tax And Deferred Taxes [Line Items]
Deferred tax liability (asset) at beginning of period	260	75
Deferred tax expense (income) recognised in profit or loss	253	(1,682)
Deferred tax relating to items credited (charged) directly to equity	5	1,867
Total change in deferred taxes	258	185
Deferred tax liability (asset) at end of period	$ 518	$ 260